Long Term Obligations (Details)					6 Months Ended		12 Months Ended
	Sep. 12, 2014 USD ($)	Jan. 06, 2014 USD ($)	Aug. 27, 2013 USD ($)	May. 27, 2011 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Nov. 26, 2013 USD ($)	Aug. 15, 2013 USD ($)	Dec. 31, 2012 USD ($)
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount		$ 1,250,000
Payments of Debt Issuance Costs								$ (2,791,359)
Debt Instrument, Unamortized Discount		$ 150,000
Derivative, Fair Value, Net											$ 274,928
Increase (Decrease) in Derivative Liabilities								(274,928)
Gains (Losses) on Extinguishment of Debt							$ (128,546)	(4,970,410)
Long-term Debt, Gross		$ 1,250,000
Share Price (in Dollars per share) | $ / shares							$ 3.00
Notes Issued					$ 0	$ 1,100,000	$ 1,100,000	0
Debt Instrument, Maturity Date, Description							The IntegenX Note earned simple interest at 8% per annum over its three year term, payable on the Maturity Date. It was repayable early without premium or penalty at the Company’s option at any time and it had to be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000.
Operating Leases, Rent Expense							$ 365,665	$ 604,558
Capital lease obligations, number of | capital_lease					3
Series A-2 Convertible Preferred Stock [Member]
Long Term Obligations (Details) [Line Items]
Convertible Preferred Stock, Terms of Conversion				each 99.39 shares being convertible into one share of common stock.
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares) | shares				99.39
Notes Payable, Other Payables [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Term					3 years
Convertible Promissory Note [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount				$ 15,275,000
Proceeds from Sale of Promissory Notes, Convertible Preferred Stock and Warrants, Gross				30,550,000
Payments of Debt Issuance Costs				2,524,963
Proceeds from Debt, Net of Issuance Costs				$ 28,025,037
Debt Instrument, Interest Rate During Period				5.00%
Debt Instrument, Convertible, Remaining Discount Amortization Period			3 years 6 months
Unamortized Debt Issuance Expense			$ 832,502
Convertible Promissory Note [Member] | Series A-2 Convertible Preferred Stock [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments				2,679,824
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 5.70
WGBM Notes [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount									$ 1,400,000	$ 6,600,000
Long-term Debt, Gross										5,300,000
WGBM Notes [Member] | Notes Payable, Other Payables [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount									1,400,000	6,600,000
Long-term Debt, Gross										$ 5,300,000
Debt Instrument, Maturity Date					Aug. 15, 2020
MTDC Notes [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount									5,200,000
Debt Instrument, Interest Rate, Effective Percentage							17.39%			17.39%
Share Price (in Dollars per share) | $ / shares							$ 3.4019
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares							1,528,558
MTDC Notes [Member] | Notes Payable, Other Payables [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount									$ 5,200,000
Debt Instrument, Interest Rate, Effective Percentage					17.39%
Share Price (in Dollars per share) | $ / shares					$ 3.8724
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares					1,343,000
Notes Issued					$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Proceeds from Future Fund Raising					$ 15,000,000
Debt instrument, payment terms, number of days required in value of common stock calculation for note settlement prior to maturity					30 days
Integen X Note [Member]
Long Term Obligations (Details) [Line Items]
Gains (Losses) on Extinguishment of Debt	$ (128,546)
Debt Instrument, Interest Rate, Effective Percentage							11.60%
Notes Issued							$ 1,250,000
Debt Instrument, Maturity Date, Description					The IntegenX Note earned simple interest at 8% per annum over its three year term, payable on the Maturity Date. It was repayable early without premium or penalty at the Company’s option at any time and it had to be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000.
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Proceeds from Future Fund Raising							$ 15,000,000
Integen X Note [Member] | Notes Payable, Other Payables [Member]
Long Term Obligations (Details) [Line Items]
Debt instrument, payment terms, mandatory repayment after equity offering, term					45 days
2013 Exchange Agreement [Member] | Convertible Promissory Note [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Unamortized Discount			$ 14,442,497
Debt Instrument, Convertible, Remaining Discount Amortization Period			3 years 6 months